Lease liability (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 36,972	$ 27,688
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 20,356	$ 65,034